Net (Loss) Income Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net (Loss) Income Per Share	Net (Loss) Income Per Share
The following table sets forth the computation of basic and diluted (loss) income per share of the Company's common stock, net of non-controlling interest:

	Year ended December 31,
	2024	2023	2022
Numerator:
Net (loss) income attributable to ordinary shareholders from continuing operations	$(104,477)	$(38,790)	$33,100
Net income (loss) attributable to ordinary shareholders from discontinued operations	8,758	(638)	(12,637)
Net (loss) income attributable to ordinary shareholders	$(95,719)	$(39,428)	$20,463

Denominator:
Weighted average shares outstanding used in calculating net (loss) income per share	456,471,923	427,986,755	426,422,220

Basic and diluted loss (income) per share:
Net (loss) income per share from continuing operations	$(0.23)	$(0.09)	$0.08
Net income (loss) per share from discontinued operations	$0.02	$(0.00)	$(0.03)
Net (loss) income per share	$(0.21)	$(0.09)	$0.05
Basic and diluted loss (income) per share are computed using the weighted average number of ordinary shares outstanding during the period.
The following is a summary of outstanding potential ordinary shares that have been excluded from the computation of diluted net loss per share attributable to ordinary shareholders because their inclusion would have been anti-dilutive:

	Year ended December 31,
	2024	2023	2022
Convertible debt	33,773,015	32,220,497	—
Restricted stock units	1,742,676	—	—